Risk management (Table)	12 Months Ended
Dec. 31, 2021
Risk management
Schedule of main aggregates relating to credit risk

	Loans to customers (million pesos)			Non-performing loans (million pesos)			Percentage of non-performing loans by type of customer
	2019	2020	2021	2019	2020	2021	2019	2020	2021

By loan type:
Public Sector	70,450	73,016	85,256	—	—	—	—	—	—
Commercial, financial and industrial	379,758	346,075	354,554	5,815	6,530	9,937	1.5%	1.9%	2.8%
Mortgage	156,209	177,665	199,579	8,399	9,847	9,725	5.4%	5.5%	4.9%
Installment loans to individuals	118,099	116,227	122,699	3,738	5,532	2,991	3.2%	4.8%	2.4%
Revolving consumer credit card loans	59,477	53,809	53,417	1,717	2,543	1,328	2.9%	4.7%	2.5%
Non revolving consumer loans	58,622	62,418	69,282	2,021	2,989	1,663	3.4%	4.8%	2.4%
	724,516	712,983	762,088	17,952	21,909	22,653	2.5%	3.1%	3.0%

Schedule of distribution of interest rate risk by maturity

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2019. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	84,372	33,396	4,299	1,714	393	29	—	—	44,540
Loans	828,076	415,078	48,155	29,078	54,722	125,650	60,560	95,727	(895)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,391	—	—	—	—	—	—	—	2,391
Securities	399,818	43,227	10,226	4,405	7,133	69,280	62,236	88,523	114,790
Permanent	16,890	—	—	—	—	—	—	—	16,890
Other Assets	2,465,434	—	—	—	—	—	—	—	2,465,434
Total Balance Sheet Assets	3,796,981	491,701	62,680	35,197	62,248	194,959	122,796	184,250	2,643,150
Money Market	(211,629)	(105,227)	(591)	—	—	—	—	—	(105,810)
Deposits	(631,480)	(238,192)	(25,728)	(14,968)	(89,071)	(145,780)	—	(117,741)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(207,463)	(79,157)	(10,176)	(9,497)	(11,461)	(37,462)	(27,899)	(9,177)	(22,633)
Equity	(138,381)	—	—	—	—	—	—	—	(138,381)
Other Liabilities	(2,458,248)	—	—	—	—	—	—	—	(2,458,248)
Total Balance Sheet Liabilities	(3,647,201)	(422,576)	(36,495)	(24,465)	(100,532)	(183,242)	(27,899)	(126,918)	(2,725,072)
Total Balance Sheet Gap	149,780	69,125	26,185	10,732	(38,284)	11,717	94,897	57,332	(81,922)
Total Off-Balance Sheet Gap	(27,704)	93,301	1,883	(85)	(3,869)	(20,620)	(14,927)	(83,290)	(99)
Total Structural Gap		162,426	28,068	10,647	(42,153)	(8,903)	79,970	(25,958)	(82,021)
Accumulated Gap	—	162,426	190,494	201,141	158,988	150,085	230,055	204,097	122,076

The interest rate risk in the balance sheet management portfolios, measured in terms of NIM sensitivity at one year to a parallel increase of hundred basis points in the yield curve, remained stable throughout 2020 under 350 million pesos, mainly due to the short-term re-pricing of the loan portfolio. At the end of December 2020, the risk consumption measured in terms of hundred basis points MVE sensitivity stood under 3,000 million pesos.

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2020. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	208,892	97,682	224	10	—	—	—	—	110,976
Loans	842,579	391,465	51,416	29,398	40,954	110,704	59,480	158,690	473
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,324	—	—	—	—	—	—	—	2,324
Securities	612,958	92,700	10,420	18,633	12,072	120,979	50,809	93,965	213,379
Permanent	17,838	—	—	—	—	—	—	—	17,838
Other Assets	2,432,847	—	—	—	—	—	—	—	2,432,847
Total Balance Sheet Assets	4,117,438	581,847	62,060	48,041	53,026	231,683	110,289	252,655	2,777,837
Money Market	(415,269)	(136,167)	(25)	—	—	(35)	—	—	(279,042)
Deposits	(712,440)	(538,576)	(28,189)	(7,546)	(38,605)	(40,318)	—	(59,206)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(234,391)	(71,773)	(13,809)	(8,311)	(5,645)	(65,572)	(39,636)	(8,094)	(21,552)
Equity	(158,338)	—	—	—	—	—	—	—	(158,338)
Other Liabilities	(2,421,345)	—	—	—	—	—	—	—	(2,421,345)
Total Balance Sheet Liabilities	(3,941,783)	(746,516)	(42,023)	(15,857)	(44,250)	(105,925)	(39,636)	(67,300)	(2,880,277)
Total Balance Sheet Gap	175,655	(164,669)	20,037	32,184	8,776	125,758	70,653	185,355	(102,440)
Total Off-Balance Sheet Gap	(27,858)	96,078	(518)	(7,124)	(1,257)	(16,773)	(20,744)	(77,053)	(466)
Total Structural Gap		(68,591)	19,519	25,060	7,519	108,985	49,909	108,302	(102,906)
Accumulated Gap	—	(68,591)	(49,072)	(24,012)	(16,493)	92,492	142,401	250,703	147,797

The interest rate risk in the balance sheet management portfolios, measured in terms of NIM sensitivity at one year to a parallel increase of hundred basis points in the yield curve, remained stable throughout 2021 under 700 million pesos, mainly due to the short-term re-pricing of the loan portfolio. At the end of December 2021, the risk consumption measured in terms of hundred basis points MVE sensitivity stood under 3,000 million pesos.

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2021. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	107,529	40,153	36	—	—	—	—	—	67,340
Loans	1,011,713	415,520	56,759	41,235	52,466	147,987	82,115	203,678	11,953
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	4,368	—	—	—	—	—	—	—	4,368
Securities	592,439	87,765	44,143	15,045	9,531	138,771	127,591	43,135	126,458
Permanent	18,931	—	—	—	—	—	—	—	18,931
Other Assets	2,550,757	—	—	—	—	—	—	—	2,550,757
Total Balance Sheet Assets	4,285,737	543,438	100,938	56,280	61,997	286,758	209,706	246,813	2,779,807
Money Market	(237,962)	(136,942)	(203)	(119)	(37)	(6)	—	—	(100,655)
Deposits	(773,147)	(316,556)	(25,179)	(8,115)	(104,567)	(152,067)	—	(166,663)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(207,558)	(45,398)	(2,677)	(6,338)	(26,383)	(37,397)	(62,168)	(7,745)	(19,452)
Equity	(165,539)	—	—	—	—	—	—	—	(165,539)
Other Liabilities	(2,577,883)	—	—	—	—	—	—	—	(2,577,883)
Total Balance Sheet Liabilities	(3,962,089)	(498,896)	(28,059)	(14,572)	(130,987)	(189,470)	(62,168)	(174,408)	(2,863,529)
Total Balance Sheet Gap	323,648	44,542	72,879	41,708	(68,990)	97,288	147,538	72,405	(83,722)
Total Off-Balance Sheet Gap	16,348	85,733	(353)	(7,870)	5,373	936	(52,397)	(15,036)	(38)
Total Structural Gap		130,275	72,526	33,838	(63,617)	98,224	95,141	57,369	(83,760)
Accumulated Gap		130,275	202,801	236,639	173,022	271,246	366,387	423,756	339,996

Schedule of distribution of liquidity risk by maturity

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	83,423	38,853	—	—	—	29	—	—	44,540
Loans	923,390	63,743	91,160	73,504	122,407	280,957	121,497	171,017	(895)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,391	—	—	—	—	—	—	—	2,391
Securities	411,339	31,965	1,856	1,861	10,709	81,502	63,620	98,939	120,887
Permanent	16,890	—	—	—	—	—	—	—	16,890
Other Assets	2,465,434	—	—	—	—	—	—	—	2,465,434
Total Balance Sheet Assets	3,902,867	134,561	93,016	75,365	133,116	362,488	185,117	269,956	2,649,247
Money Market	(210,680)	(100,790)	(718)	(684)	(2,116)	(903)	—	—	(105,470)
Deposits	(709,438)	(238,812)	(33,549)	(26,289)	(26,585)	(62,061)	(42,162)	(279,979)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(213,656)	(8,851)	(18,714)	(23,558)	(34,569)	(66,566)	(29,414)	(9,339)	(22,644)
Equity	(138,381)	—	—	—	—	—	—	—	(138,381)
Other Liabilities	(2,458,248)	—	—	—	—	—	—	—	(2,458,248)
Total Balance Sheet Liabilities	(3,730,403)	(348,453)	(52,981)	(50,531)	(63,270)	(129,530)	(71,576)	(289,318)	(2,724,743)
Total Balance Sheet Gap	172,464	(213,892)	40,035	24,834	69,846	232,958	113,541	(19,362)	(75,496)
Total Off-Balance Sheet Gap	20,905	(15,134)	398	730	1,125	10,566	5,253	6,175	11,791
Total Structural Gap		(229,026)	40,433	25,564	70,971	243,524	118,794	(13,187)	(63,705)
Accumulated Gap		(229,026)	(188,593)	(163,029)	(92,058)	151,466	270,260	257,073	193,368

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2020. The reported amounts include cash flows from interest on fixed and variable rate instruments.

The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	210,487	99,500	—	10	—	—	—	—	110,976
Loans	906,434	53,486	86,614	70,534	103,026	252,900	113,424	225,978	473
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,324	—	—	—	—	—	—	—	2,324
Securities	619,308	81,245	5,776	18,753	16,306	124,401	59,352	96,046	217,429
Permanent	17,838	—	—	—	—	—	—	—	17,838
Other Assets	2,432,847	—	—	—	—	—	—	—	2,432,847
Total Balance Sheet Assets	4,189,238	234,231	92,390	89,297	119,332	377,301	172,776	322,024	2,781,887
Money Market	(416,864)	(136,167)	(342)	(397)	(877)	(78)	—	—	(279,004)
Deposits	(765,648)	(188,768)	(36,499)	(22,885)	(26,267)	(78,592)	(62,686)	(349,951)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(237,778)	(7,804)	(13,606)	(23,355)	(32,978)	(88,412)	(41,763)	(8,307)	(21,553)
Equity	(158,338)	—	—	—	—	—	—	—	(158,338)
Other Liabilities	(2,421,345)	—	—	—	—	—	—	—	(2,421,345)
Total Balance Sheet Liabilities	(3,999,973)	(332,739)	(50,447)	(46,637)	(60,122)	(167,082)	(104,449)	(358,258)	(2,880,240)
Total Balance Sheet Gap	189,265	(98,508)	41,943	42,660	59,210	210,219	68,327	(36,234)	(98,353)
Total Off-Balance Sheet Gap	(3,137)	(18,378)	(431)	(337)	233	3,417	(1,112)	(494)	13,964
Total Structural Gap		(116,886)	41,512	42,323	59,443	213,636	67,215	(36,728)	(84,389)
Accumulated Gap		(116,886)	(75,374)	(33,051)	26,392	240,028	307,243	270,515	186,126

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2021. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	107,493	40,153	—	—	—	—	—	—	67,340
Loans	1,016,312	59,574	98,867	85,021	112,761	272,326	122,316	253,494	11,953
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	4,368	—	—	—	—	—	—	—	4,368
Securities	592,439	76,155	43,313	3,745	12,135	138,771	135,369	56,492	126,459
Permanent	18,931	—	—	—	—	—	—	—	18,931
Other Assets	2,548,067	—	—	—	—	—	—	—	2,548,067
Total Balance Sheet Assets	4,287,610	175,882	142,180	88,766	124,896	411,097	257,685	309,986	2,777,118
Money Market	(237,926)	(134,800)	(429)	(525)	(1,426)	(90)	—	—	(100,656)
Deposits	(773,147)	(276,799)	(30,673)	(14,064)	(22,018)	(53,199)	(43,500)	(332,894)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(207,558)	(14,789)	(6,815)	(16,950)	(28,540)	(43,550)	(68,411)	(9,051)	(19,452)
Equity	(165,539)	—	—	—	—	—	—	—	(165,539)
Other Liabilities	(2,577,883)	—	—	—	—	—	—	—	(2,577,883)
Total Balance Sheet Liabilities	(3,962,053)	(426,388)	(37,917)	(31,539)	(51,984)	(96,839)	(111,911)	(341,945)	(2,863,530)
Total Balance Sheet Gap	325,557	(250,506)	104,263	57,227	72,912	314,258	145,774	(31,959)	(86,412)
Total Off-Balance Sheet Gap	(5,852)	(22,002)	(221)	150	5,385	5,184	3,377	2,276	—
Total Structural Gap		(272,508)	104,042	57,377	78,297	319,442	149,151	(29,683)	(86,412)
Accumulated Gap		(272,508)	(168,466)	(111,089)	(32,792)	286,650	435,801	406,118	319,706